UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST (Exact name of Registrant as specified in charter)

440 South LaSalle Street Chicago, Illinois 60605-1028 (Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 01/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Investment Portfolio	January 31, 2009

Sector Issue	Shares	Value
Common Stocks (96.7%)
Aerospace (3.3%)
Alliant Techsystems *	1,075	86,871
Goodrich BF	3,850	148,841
L-3 Communications	3,250	256,815
		492,527

Banking (4.5%)
Bancorp South Inc	6,150	116,235
Bank Of Hawaii	3,900	139,893
Commerce Bancshares	7,412	259,049
Hudson City Bancorp	13,650	158,340
		673,517

Building (2.0%)
Martin Marietta Materials Inc	2,400	193,248
Vulcan Materials	2,250	111,285
		304,533

Chemicals (2.2%)
Airgas Inc	3,850	135,944
Potash Corp of Saskatchewan Inc	2,600	194,636
		330,580

Consumer Retail (5.5%)
Autozone *	1,600	212,624
BJ's Wholesale Club *	5,650	162,042
Nike Inc Class B	7,150	323,538
TJX Companies	6,750	131,085
		829,289

Consumer Staples (11.9%)
Church & Dwight Inc	5,650	300,750
Clorox Co	5,650	283,348
Corn Products	3,000	69,450
JM Smucker Company	5,450	246,068
Lorillard Inc	3,500	208,110
MCcormick & Co	4,550	145,782
Reynolds American	7,600	290,168
WW Grainger Inc	3,300	240,735
		1,784,411

Energy (4.8%)
Cameron International *	9,700	224,652
Cimarex Energy	6,100	151,524
Noble Energy	2,800	137,004
Valero Energy	8,300	200,196
		713,376

Financial Diversified (11.7%)
BRE Properties	5,000	126,950
Charles Schwab Corp	9,250	125,708
HCP Inc	13,450	313,923
Health Care Reit Inc	7,250	274,122
Nationwide Health	10,650	271,895
Northern Trust	3,600	207,072
Public Storage	2,050	126,833
Ventas Inc	10,900	303,783
		1,750,286

Forest & Paper (0.8%)
Rayonier	4,000	117,760

Health Care (13.2%)
Bio-Rad Labs *	3,800	241,452
Cephalon Inc *	4,425	341,521
Covance Inc *	5,100	196,860
Edwards Lifesciences *	5,375	309,009
Humana Inc *	3,850	146,030
Schein Henry Inc *	6,575	246,102
St. Jude Medical Inc *	5,200	189,124
Universal Health Svc	2,600	98,410
Watson Pharmaceuticals *	8,100	220,968
		1,989,476

Industrial (2.2%)
Ametek Inc	6,000	191,760
Dover Corp	4,700	132,916
		324,676

Insurance (3.1%)
Aon Corp	3,175	117,634
Marsh & Mclennan	6,550	126,611
Stancorp Financial Group	4,400	113,608
Torchmark Corp.	3,550	106,500
		464,353

Metals (0.4%)
Freeport-Mcmoran	2,211	55,584

Services (5.5%)
Brink's Home Security Holdings *	3,400	77,758
Copart Inc *	4,900	118,041
International Speedway	8,150	189,732
Republic Service	9,050	234,033
Yum! Brands Inc	6,950	198,909
		818,473

Technology (10.0%)
Accenture Ltd.		5,600	176,736
Auto Data Proc		7,100	257,943
CACI Intl Inc. *		8,524	384,859
Equifax		6,300	155,736
Fiserv Corp *		4,200	133,350
Harris Corp		5,350	231,601
Life Technologies *		2,191	55,783
Perkin Elmer		8,100	102,222
			1,498,230

Transportation (2.9%)
CSX Corp		11,150	322,904
Kirby Corp *		4,700	112,706
			435,610
Utilities (12.9%)
Alliant Energy Corp		9,500	273,885
American Elec Pwr		9,750	305,662
Nstar		9,150	309,453
Scana Corp		5,300	181,737
Sempra Energy		8,950	392,368
Wisconsin Energy		10,750	479,235
			1,942,340

Total Common Stocks		(Cost $16,581,693)	14,525,021

Short-Term Obligations (3.4%)
		Principal Amount
Wisconsin Corporate Central Credit Union Variable Demand Note
0.0225%, due 09/24/2009		503,493	503,493
Cash
	Total Short-Term Obligations	(Cost $503,493)	503,493

Total Investments:	100.1%	(Cost $17,085,187)	15,028,514
Other Assets, Less Liabilities:	(0.1)%		(12,606)
Total Net Assets:	100.0%		$15,015,908

*	Non-Income Producing Securities
See Notes to Financial Statements

THOMAS WHITE INTERNATIONAL FUND

Investment Portfolio	January 31, 2009

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	91.4%
AUSTRALIA:	1.1%

	Bhp Billiton +	Metals	79,000	1,487,926
	Rio Tinto Plc # +	Metals	7,300	633,275
	Westpac Banking Corp +	Banking	48,000	471,360
				2,592,561

AUSTRIA:	1.6%

	Oesterreichische Post +	Banking	37,100	1,160,392
	Omv Ag +	Energy	41,600	1,187,518
	Vienna Insurance +	Insurance	38,100	1,194,191
				3,542,101

BELGIUM:	0.8%

	Solvay SA +	Chemicals	17,151	1,211,355
	UCB SA # +	Health Care	19,000	591,386
				1,802,741

BRAZIL:	2.0%

	Banco Itau Hldg Pref +	Banking	170,400	1,714,991
	Cia Vale Do Rio Doce +	Metals	103,164	1,243,910
	Petroleo Brasileir +	Energy	150,400	1,620,530
				4,579,431

CANADA:	6.5%

	Bank Nova Scotia	Banking	35,447	858,147
	Canadian Pacific Rwy	Transportation	44,000	1,336,267
	CGI Group Inc Class A *	Services	88,000	713,011
	Fairfax Financial	Insurance	2,700	878,805
	Nexen Inc	Energy	83,700	1,219,752
	Petro-Canada	Energy	60,300	1,308,275
	Potash Corp Of Saskatchewan	Chemicals	16,550	1,244,259
	Rogers Communications (NYSE listed) #	Services	27,800	784,394
	Rogers Communications (TSX listed)	Services	37,500	1,056,000
	Shoppers Drug Mart	Health Care	111,700	4,135,100
	Toronto-Dominion Bank #	Banking	36,900	1,196,815
				14,730,825

DENMARK:	0.4%

	H Lundbeck A/S +	Health Care	39,800	830,304

FINLAND:	0.4%

	Nokia OY # +	Technology	68,700	842,489

FRANCE:	8.8%

	BIC +	Consumer Staple	16,100	865,013
	BNP Paribas # +	Banking	59,200	2,266,419
	Bouygues +	Financial Div.	50,150	1,712,211
	Christian Dior +	Consumer Staple	39,850	1,986,283
	France Telecom Sa +	Communication	91,000	2,052,905
	Gdf Suez # +	Utilities	69,940	2,682,178
	Publicis Groupe # +	Services	44,500	1,045,977
	Saint-Gobain # +	Industrial	31,600	1,070,817
	Sanofi-Aventis +	Health Care	65,100	3,663,685
	Schneider Electric +	Industrial	19,900	1,264,743
	Veolia Environnement +	Utilities	25,650	577,900
	Vivendi +	Services	35,000	902,937
				20,091,068

GERMANY:	7.2%

	Adidas Ag +	Consumer Retail	43,500	1,503,734
	BASF +	Chemicals	83,450	2,430,915
	Bayer Ag +	Chemicals	67,950	3,632,797
	Fresenius Ag Pfd +	Health Care	34,800	1,914,623
	Fresenius Medical Care +	Health Care	12,300	551,376
	MAN Ag +	Industrial	15,800	694,042
	RWE Ag +	Utilities	45,300	3,533,101
	SAP Ag +	Technology	29,000	1,026,098
	SGL Carbon Ag * # +	Industrial	50,200	1,090,038
				16,376,724

HONG KONG:	5.8%

	Chaoda Modern Agriculture # +	Consumer Staple	1,485,120	935,180
	Cheung Kong +	Financial Div.	209,000	1,938,203
	Cheung Kong Infrast +	Building	867,000	3,248,389
	China Mobile Hk Ltd +	Communication	150,000	1,353,135
	CNOOC Ltd +	Energy	605,000	521,026
	Ind & Comm Bk Of China # +	Banking	5,606,000	2,383,671
	Jardine Strategic +	Services	113,500	1,143,649
	MTR Corp # +	Transportation	674,000	1,611,332
				13,134,585

INDONESIA:	0.5%

	Gudang Garam Tabak Pt +	Consumer Staple	2,342,000	1,093,246

ISRAEL:	0.2%

	Israel Discount Bank +	Banking	652,000	498,454

ITALY:	1.8%

	ENI Spa +	Energy	116,300	2,465,688
	Intesa Sanpaolo +	Banking	534,500	1,682,820
				4,148,508

JAPAN:	18.1%

	Asahi Breweries Ltd +	Consumer Staple	306,300	4,730,712
	Astellas Pharma Inc. +	Health Care	45,600	1,719,207
	Canon Marketing Jap +	Services	65,000	953,544
	Central Japan Railw +	Transportation	185	1,315,696
	Daihatsu Motor Co +	Consumer Durables	206,419	1,707,931
	Eisai Co +	Health Care	28,600	1,044,515
	Hokuriku Elec Pwr # +	Utilities	79,900	2,276,687
	Itochu Corp +	Industrial	297,000	1,439,708
	Kamigumi Co Ltd +	Transportation	160,000	1,267,248
	Kaneka Corp +	Chemicals	152,000	811,376
	KAO Corp +	Consumer Staple	80,000	1,944,472
	Makita Corp +	Capital Goods	84,000	1,513,100
	Matsushita E Ind +	Technology	58,000	695,298
	Meiji Seika Kaisha # +	Consumer Staple	575,000	2,342,838
	Millea Holdings +	Insurance	118,700	3,125,929
	Minebea Co Ltd +	Technology	432,000	1,312,762
	Nissan Motor Company +	Consumer Durables	271,700	811,025
	NTT +	Communication	44,500	2,145,136
	Ricoh Co Ltd +	Technology	86,000	1,043,197
	Sankyo Co Gunma +	Services	31,000	1,479,993
	Sumitomo Metal Minin +	Metals	54,000	503,091
	Sumitomo Mitsui Finl +	Banking	54,000	2,138,740
	Toyo Suisan Kaisha +	Consumer Staple	107,000	2,826,758
	West Japan Railway +	Transportation	515	2,093,095
				41,242,058

MALAYSIA:	0.0%

	Carlsberg Brewery +	Consumer Staple	5,600	5,573

MEXICO:	2.1%

	Grupo Elektra Sa # +	Consumer Retail	43,000	970,996
	Telfon De Mexico Adr # +	Communication	113,600	2,011,856
	Walmart De Mexico # +	Consumer Retail	856,500	1,786,145
				4,768,997

NETHERLANDS:	1.8%

	Fugro Nv-Cva +	Industrial	26,600	720,389
	Koninklijke Dsm Nv # +	Chemicals	65,700	1,576,780
	Unilever Nv-Cva +	Consumer Staple	76,900	1,695,691
				3,992,860

NORWAY:	0.5%

	DNB NOR Asa * +	Banking	159,400	536,732
	Yara Intl Asa # +	Chemicals	30,400	681,945
				1,218,677

POLAND:	0.2%

	Grupa Lotos Sa * +	Energy	153,700	341,829

RUSSIA:	0.7%

	Oao Gazprom Gdr +	Energy	66,200	859,369
	Tatneft Gdr +	Energy	20,350	671,017
				1,530,386

SINGAPORE:	4.4%

	Comfortdelgro Corp +	Transportation	973,000	927,172
	Jardine Cycle & Carriage +	Consumer Retail	115,000	809,267
	Singapore Telecom +	Communication	1,872,000	3,253,536
	SMRT Corp Ltd +	Transportation	844,000	885,525
	United Overseas Bank +	Banking	523,000	4,050,112
				9,925,612

SOUTH AFRICA:	2.6%

	African Rainbow Mine +	Industrial	59,300	689,463
	Anglo American Plc +	Industrial	34,762	621,524
	Arcelormittal Sa +	Metals	60,000	468,846
	British Amer Tobacco +	Financial Div.	44,260	1,192,612
	MTN Group Ltd +	Communication	171,300	1,626,613
	Reinet Investments +	Financial Div.	69,431	65,758
	Remgro Ltd * +	Financial Div.	109,000	753,920
	Sasol Ltd +	Energy	22,200	593,035
				6,011,771

SOUTH KOREA:	0.9%

	LG Electronics +	Technology	13,000	662,986
	Posco Adr # +	Metals	13,150	835,288
	S-Oil Corp +	Energy	11,000	462,910
				2,398,652

SPAIN:	1.9%

	Banco Santander Sa +	Banking	277,375	2,236,502
	Repsol +	Energy	115,100	2,063,075
				4,299,577

SWEDEN:	1.4%

	Atlas Copco +	Capital Goods	169,800	1,142,737
	Sandvik Ab # +	Capital Goods	180,500	925,803
	Securitas Ab- B Shs +	Services	140,300	1,128,307
			66,000	3,196,847

SWITZERLAND:	3.4%

	Julius Baer Holding +	Banking	22,500	668,363
	Novartis +	Health Care	117,500	4,861,269
	Zurich Financial +	Insurance	12,250	2,211,777
				7,741,409

UNITED KINGDOM:	15.5%

	Astrazeneca Plc +	Health Care	97,000	3,762,116
	Aviva Plc +	Insurance	209,000	942,653
	BHP Billiton Plc +	Metals	39,600	675,330
	BP Plc +	Energy	159,200	1,132,533
	British American Tobacco +	Consumer Staple	132,200	3,637,576
	BT Group Plc +	Communication	849,900	1,296,947
	Centrica Plc +	Utilities	186,200	695,550
	G4S Plc +	Services	450,300	1,254,356
	Hsbc Holdings Plc # +	Banking	337,500	2,635,774
	Imperial Tobacco +	Consumer Staple	86,000	2,357,432
	Legal & General Grp +	Insurance	1,100,000	979,220
	National Grid Plc +	Utilities	249,200	2,337,770
	Prudential Plc +	Insurance	235,000	1,132,959
	Royal Dutch Shell B +	Energy	288,900	6,926,984
	Standard Chartered +	Banking	155,600	1,971,452
				31,738,652

UNITED STATES:	2.5%

	Philip Morris Intl +	Consumer Staple	63,000	2,340,450
	Teva Pharma Adr # +	Health Care	82,600	3,423,770
				5,764,220

Total Common Stocks		(Cost $290,123,257)		208,002,689

SHORT TERM OBLIGATIONS:	20.3%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 0.00%, due 02/02/09		$18,997,678	18,997,678
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		27,286,380	27,286,380
Total Short Term Obligations		(Cost $46,284,058)		46,284,058

Total Investments	111.7%	(Cost $336,407,315)		254,286,747
Other Assets, Less Liabilities:	(11.7)%			(26,637,655)
Total Net Assets:	100.0%			$227,649,092

* Non-Income Producing Securities

# All or a portion of securities on loan at January 31, 2009 – See Note 1 (g) to financial statements.

ADR – American Depository Receipt. GDR – Global Depository Receipt.

+ Fair Valued Security

Item 2.	Controls and Procedures.

(a)

Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	March 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	March 26, 2009

By:	/s/ David M. Sullivan II.
Treasurer (Principal Financial Officer)

Date:	March 26, 2009